Stockholders’ (Deficit) Equity and Stock-Based Compensation - Restricted stock units activity (Details)	12 Months Ended
Dec. 31, 2021 $ / shares shares
Restricted Stock Units
Number of shares
Beginning balance (in shares) | shares	0
Grants in period (in shares) | shares	29,763,009
RSUs vested (in shares) | shares	0
RSUs forfeited (in shares) | shares	(75,000)
Ending balance (in shares) | shares	29,688,009
Weighted-average grant date fair value
Beginning balance (in dollars per share) | $ / shares	$ 0
RSUs granted (in dollars per share) | $ / shares	10.70
RSUs vested (in dollars per share) | $ / shares	0
RSUs forfeited (in dollars per share) | $ / shares	12.10
Ending balance (in dollars per share) | $ / shares	$ 10.70
Restricted Stock
Number of shares
Grants in period (in shares) | shares	6,916,950
RSUs vested (in shares) | shares	(6,916,950)
RSUs forfeited (in shares) | shares	0
Ending balance (in shares) | shares	0
Weighted-average grant date fair value
RSUs granted (in dollars per share) | $ / shares	$ 5.82
RSUs vested (in dollars per share) | $ / shares	5.82
RSUs forfeited (in dollars per share) | $ / shares	0
Ending balance (in dollars per share) | $ / shares	$ 0